Related party transactions (Details Narrative) - CNY (¥)			12 Months Ended
	Dec. 04, 2019	Oct. 09, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 14, 2019	Aug. 27, 2019	Jul. 31, 2019	Jun. 30, 2017	Dec. 31, 2016
Statement [Line Items]
Debt Transferred			¥ 1,400,000
Interest Expenses			21,826,000	¥ 22,213,000	¥ 20,281,000
Loans Payable			161,569,000	171,569,000
Deposited In Bank Accounts								¥ 9,000,000.0
Loan Receivables			¥ 754,393,000	762,992,000
Hubei Shanyin Wealth Management Co., Ltd [Member]
Statement [Line Items]
Deposited In Bank Accounts								¥ 2,900,000
Loan Extension Agreement [Member]
Statement [Line Items]
Borrowed Amount											¥ 10,000,000.0
Borrowings Interest Rate, Percentage											15.00%
Penalty Interest Rate											9.00%
Loan Extension Agreement September 2019 [Member]
Statement [Line Items]
Borrowings Interest Rate, Percentage			15.00%
Penalty Interest Rate			9.00%
Wang Hailin [Member]
Statement [Line Items]
Loans Payable To Related Parties			¥ 10,000,000.0	10,000,000.0
Interest Payable To Related Parties			6,600,000	4,200,000
Borrowed Amount											¥ 10,000,000.0
Borrowings Interest Rate, Percentage											10.00%
Interest Expenses						¥ 1,300,000.0	¥ 500,000.0
Variable Interest Entity											7.70%
Chief Executive Officer [Member] | Hubei Shanyin Wealth Management Co., Ltd [Member]
Statement [Line Items]
Loans Payable To Related Parties			50,000,000.0	50,000,000.0
Interest Payable			15,000,000.0	10,300,000
Borrowings Interest Rate, Percentage						9.00%
Interest Expenses			4,700,000.0	4,700,000.0
Ownership Interest, Percentage						69.50%
Loans Payable						¥ 60,000,000.0
Maturity Ranging Description						August to October 2019
Chief Executive Officer [Member] | In 2018 [Member]
Statement [Line Items]
Interest Payable To Related Parties			1,700	1,000,000.0
Interest Payable				500,000
Borrowed Amount					17,300,000	¥ 20,000,000.0
Borrowings Interest Rate, Percentage						12.00%
Interest Expenses			700,000	1,400,000	3,000,000.0
Ownership Interest, Percentage						80.80%
Repayments Of Loan Payable			10,000,000		14,700,000	¥ 500,000
Offset Against Loan Payable				1,700,000	9,900,000
Loans Payable			1,000,000.0	¥ 11,000,000.0	3,100,000
Li Ling [Member]
Statement [Line Items]
Borrowed Amount					¥ 10,000,000.0
Borrowings Interest Rate, Percentage					12.00%
Interest Expenses					¥ 29,000
Variable Interest Entity					2.50%
Repayments Of Loan Payable					¥ 3,000,000.0
Deposited In Bank Accounts					12,000,000.0
Loan Payable					3,000,000.0
Hubei New Nature Investment Co [Member]
Statement [Line Items]
Debt Transferred			¥ 700,000
Variable Interest Entity			80.80%	80.80%
Offset Against Loan Payable				¥ 1,700,000	22,600,000
Loans Payable			¥ 700,000
Payable To Related Party			8,100,000	4,500,000
Loan Receivables				1,300,000
Operating Expenses				2,800,000	¥ 700,000
Guarantee Expenses			¥ 2,800,000	2,800,000
Paid Reverse Merger Expenses On Behalf						¥ 10,900,000	¥ 11,300,000
Offset Against Interest Payable				¥ 500,000
Hubei Daily Media Group [Member] | Lease commitment [Member]
Statement [Line Items]
Variable Interest Entity			20.00%	20.00%	20.00%
Consulting Expenses			¥ 500,000	¥ 500,000	¥ 500,000
Consulting Expenses Payable			2,000,000.0	1,500,000
Hubei Baoli Ecological Conservation [Member]
Statement [Line Items]
Variable Interest Entity												4.30%
Loan Receivables												¥ 8,000,000.0
Interest Income Rate												36.00%
Kang Chen [Member]
Statement [Line Items]
Variable Interest Entity												4.30%
Loan Receivables												¥ 3,000,000.0
Interest Income Rate												36.00%
Chutian And Mr Wei [Member]
Statement [Line Items]
Loans Payable To Related Parties			10,000,000.0	10,000,000.0
Interest Payable To Related Parties			2,000,000.0	2,000,000.0
Interest Rate	1.125%	1.125%
Interest Expense		¥ 787,500
Repay Borrowings Principal Amount	¥ 10,000,000.0	¥ 10,000,000.0
Interest Payable			¥ 5,300,000	¥ 3,300,000
Deposited In Bank Accounts									¥ 12,000,000.0	¥ 12,300,000